Related Party Transactions - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contribution from a shareholder	¥ 27,179	¥ 264,555	¥ 68,382
Share-based payments from the controlling shareholder	195,669
Additional paid-in capital [member]
Contribution from a shareholder	27,179	264,555	¥ 68,382
Share-based payments from the controlling shareholder	195,669
Newlink Technology Limited [Member]
Contribution from a shareholder	27,200
Payments made by related party on behalf of entity	53,900
Cash repayments of advances and loans from related parties	26,700
Newlink Technology Limited [Member] | Additional paid-in capital [member]
Contribution from a shareholder	27,200	264,600
Share-based payments from the controlling shareholder	18,200	¥ 10,700
Payroll and nonpayroll labor expenses [Member] | Newlink Technology Limited [Member]
Payments made by related party on behalf of entity	31,100
Rental Fees [Member] | Newlink Technology Limited [Member]
Payments made by related party on behalf of entity	4,100
Other Expenses [Member] | Newlink Technology Limited [Member]
Payments made by related party on behalf of entity	¥ 18,700